Convertible Debt Obligations - Schedule of Convertible Debt Obligations (Details) - USD ($)		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt Obligations [Line Items]
Principal		$ 1,270,354
Accrued Interest		573,150	$ 75,704	$ 52,209
Convertible Notes [Member]
Convertible Debt Obligations [Line Items]
Principal		1,955,389
Accrued Interest	[1]	50,686
Total		2,006,075
Total Convertible Debt Obligation [Member]
Convertible Debt Obligations [Line Items]
Principal		1,955,389
Accrued Interest	[1]	50,686
Total		$ 2,006,075

[1]	Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets.